S000019856 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended	531 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3
Prospectus [Line Items]
Average Annual Return, Percent	9.04%	(0.54%)	2.65%
Performance Inception Date					Oct. 13, 1981
Columbia Variable Portfolio - Intermediate Bond Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	8.84%	(0.68%)	2.52%
Performance Inception Date				May 03, 2010
Columbia Variable Portfolio - Intermediate Bond Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	9.06%	(0.43%)	2.77%
Performance Inception Date				May 03, 2010